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                                  [LETTERHEAD]

                                                May 3, 2004

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Allmerica Investment Trust (the "Registrant" or "Trust")
     Rule 497(j) Prospectuses and Statement of Additional Information
      Certification
     File Nos. 811-4138 and 2-94067

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant hereby transmits via EDGAR the following certification in lieu of filing under Rule 497(c) of the Act:

     (1) the forms of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust under paragraph (c) of Rule 497 of the Act would not have differed from those contained in Post-effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A filed with the Commission pursuant to Rule 485(b) under the Act on April 26, 2004 to become effective April 30, 2004 (Accession Number 0001193125-04-069569) (the "Registration Statement"), and
     (2)  the text of the Registration Statement has been filed electronically.

Any questions with respect to this filing should be directed to the undersigned at (508) 855-4013. Please provide an electronic confirmation as evidence of this filing.

                                                  Very truly yours,

                                                  /s/ George M. Boyd
                                                  George M. Boyd
                                                  Trust Secretary


cc:  Rob Lamont, SEC examiner
     John P. Kavanaugh
     Paul T. Kane
     Gregory Sheehan, Esq.